Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets (liabilities) are as follows as of December 31, 2016 and 2015:

	2016	2015
Net operating loss	$1,193,000	$849,000
Accrued returns and allowances	74,000	70,000
Accumulated depreciation	(4,000)	(6,000)
Stock options	381,000	342,000
Deferred revenue	225,000	295,000
Other	371,000	376,000
Total deferred tax assets	$2,240,000	$1,926,000
Valuation allowance	(2,240,000)	(1,926,000)
Net deferred tax assets	$-	$-

The provision for income tax was $0 for the years ended December 31, 2016 and 2015, respectively. The effective tax rates for 2016 and 2015 reflect provisions for current federal and state income taxes. As of December 31, 2016, the Company had approximately $3,259,000 of gross federal net operating losses and $951,000 of gross state net operating losses available. In 2016, we completed an IRC Section 382 study and concluded that the availability of our net operating loss carry forwards will not be subject to annual limitations against taxable income in future periods due to change in ownership rules. We plan to update the IRC Section 382 for ownership changes which occurred during 2017. To the extent that there is a limitation, there would be a reduction in the deferred tax asset with an offsetting reduction in the valuation allowance. The Company has provided a full valuation allowance on its net deferred asset as the Company does not have sufficient history of taxable income. The Company does not believe it has any material uncertain tax positions.

The Company’s policy is to recognize interest and penalties related to tax matters in general and administrative expenses in the Consolidated Statements of Operations. The Company recorded zero interest and penalties for the year ended December 31, 2016 and 2015.

A reconciliation between the Company’s effective tax rate and the federal statutory rate for the years ended December 31, 2016 and 2015, is as follows:

	2016	2015
Federal rate	34.00%	34.00%
State taxes	0.00%	0.68%
Effect of permanent differences	(12.81)%	(14.10)%
Change in valuation allowance	(21.19)%	(20.58)%
Effective tax rate	0.00%	0.00%

Income Taxes

Note 9 - Income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets (liabilities) are as follows as of December 31, 2016 and 2015:

	2016	2015
Net operating loss	$1,193,000	$849,000
Accrued returns and allowances	74,000	70,000
Accumulated depreciation	(4,000)	(6,000)
Stock options	381,000	342,000
Deferred revenue	225,000	295,000
Other	371,000	376,000
Total deferred tax assets	$2,240,000	$1,926,000
Valuation allowance	(2,240,000)	(1,926,000)
Net deferred tax assets	$-	$-

The provision for income tax was $0 for the years ended December 31, 2016 and 2015, respectively. The effective tax rates for 2016 and 2015 reflect provisions for current federal and state income taxes. As of December 31, 2016, the Company had approximately $3,259,000 of gross federal net operating losses and $951,000 of gross state net operating losses available. In 2016, we completed an IRC Section 382 study and concluded that the availability of our net operating loss carry forwards will not be subject to annual limitations against taxable income in future periods due to change in ownership rules. We plan to update the IRC Section 382 for ownership changes which occurred during 2017. To the extent that there is a limitation, there would be a reduction in the deferred tax asset with an offsetting reduction in the valuation allowance. The Company has provided a full valuation allowance on its net deferred asset as the Company does not have sufficient history of taxable income. The Company does not believe it has any material uncertain tax positions.

The Company’s policy is to recognize interest and penalties related to tax matters in general and administrative expenses in the Consolidated Statements of Operations. The Company recorded zero interest and penalties for the year ended December 31, 2016 and 2015.

A reconciliation between the Company’s effective tax rate and the federal statutory rate for the years ended December 31, 2016 and 2015, is as follows:

	2016	2015
Federal rate	34.00%	34.00%
State taxes	0.00%	0.68%
Effect of permanent differences	(12.81)%	(14.10)%
Change in valuation allowance	(21.19)%	(20.58)%
Effective tax rate	0.00%	0.00%

Photomedex, Inc. [Member]
Income Tax Disclosure [Abstract]
Income Taxes

Note 13

Income Taxes:

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the consolidated financial statements if such positions are more likely than not of being sustained.

For the years ended December 31, 2016, and 2015, the following table summarizes the components of income before income taxes from continuing operations and the provision for income taxes:

	Year Ended December 31,
	2016	2015
Income (loss) before income tax:
U.S.	$(14,578)	$(29,667)
Israel	1,942	1,839
UK	180	(13,161)
Other Foreign	79	(638)
Income (loss) before income taxes	$(12,377)	$(41,627)

Income tax expense (benefit):
United States - Federal tax:
Current	$-	$(3,220)
Deferred	-	272

United States - State tax:
Current	-	9
Deferred:	-	(105)

Israel:
Current	241	552
Deferred	464	21

UK:
Current	-	-
Deferred	-	700

Other foreign:
Current	-	-
Deferred:	-	(23)

Income tax expense (benefit)	$705	$(1,794)

For the years ended December 31, 2016 and 2015, the following table reconciles the federal statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2016	2015
Federal Tax rate	34%	34%

Federal tax expense (benefit) at 34%	$(4,208)	$(14,154)
State and local income tax, net of Federal benefit	(476)	(421)
Foreign rate differential	(173)	(454)
Increase in taxes from permanent differences instock-based compensation	508	489
Increase in taxes from permanent difference in Intangible asset impairment	-	3,779
US taxation of foreign earnings – Subpart F	-	7,610
Return to provision and other adjustments	-	269
Impact of deferred tax adjustments	-	2,852
Foreign tax credits	-	(5,079)
Tax on foreign exchange	-	-
Tax on undistributed earnings	-	(2,816)
Change in valuation allowance	5,036	5,893
Other, net	18	238

Income tax expense (benefit)	$705	$(1,794)

As of December 31, 2016, the Company had approximately $78 million of Federal net operating loss carryforwards in the United States. Other tax attributes in the United States and their approximate amounts include: State NOLs - $45.4 million; foreign tax credits - $12.1 million which will begin to expire in 2024; and, AMT tax credits – $0.1 million that do not expire. A 100% valuation allowance has been recorded against these tax attributes and the net deferred tax assets of the U.S. group of companies. The net deferred tax assets – liabilities of the U.S. companies is reduced to zero (0). Based on current operating conditions and the availability of projected future sources of taxable income, the Company determined that it was not more likely than not that the net deferred tax assets of the U.S. companies would be realized in the future. The Federal NOLs expire generally from 2022 to 2030. The State NOLs expire generally from 2017 to 2034.

After conversion to U.S. dollars, Photo Therapeutics Limited had approximately $9.5 million of net operating loss carryforwards in the U.K. A 100% valuation allowance has been applied against these loss carryforwards. Additionally, NOLs have been recorded in Brazil, Colombia, India, and Korea. The Brazilian NOL is approximately $1.8 million. The NOLs of the other companies are less than $0.3 million. All these NOLs have a 100% valuation allowance recorded.

The following table summarizes the components of deferred income tax assets and (liabilities):

	December 31,
	2016	2015

Loss carryforwards	$30,770	$22,640
AMT credits	112	112
Foreign tax credits	12,308	12,308
Accrued employment expenses	2,652	2,290
Amortization and write-offs	1,299	1,282
Capitalized R&D costs	1,342	1,951
Deferred revenues	6,263	6,262
Depreciation	1,224	1,216
Doubtful accounts	225	4,838
Inventory reserves	459	413
Tax on undistributed earnings	(517)	(517)
Other accruals and reserves	602	642
Return allowances	456	1,928

Gross deferred tax asset	57,195	55,365

Less: valuation allowance	(57,195)	(54,901)

Net deferred tax asset	$-	$464

Among current assets	$-	$470
Among other non-current liabilities	-	(6)

PhotoMedex files corporate income tax returns in the United States, both in the Federal jurisdiction and in various State jurisdictions. The Company is subject to Federal income tax examination for calendar years 2013 through 2016 and is also generally subject to various State income tax examinations for calendar years 2013 through 2016. Photo Therapeutics Limited files in the United Kingdom. Radiancy (Israel) Limited files in Israel. The Israeli subsidiary is subject to tax examination for calendar years 2012 through 2016.

The Israeli subsidiary is entitled to reduced tax rates regarding income that is subject to tax pursuant to the “approved enterprise” until end of year 2012 and “preferred enterprise” from year 2013. Other income is subject to the regular corporate income tax rate. For the year 2015 and 2016 all income in Israel was taxed at the regular corporate income tax rate.

Change in Israel rates. Effective for tax periods beginning 1 January 2014, the standard corporate income tax rate was increased from 25% to 26.5%. On January 4, 2016, the plenary Knesset passed the Law for Amendment of the Income Tax Ordinance No. 216 which provides, inter alia, for a reduction of the Companies Tax rate commencing from 2016 and thereafter by the rate of 1.5% such that the rate will be 25%.

Change in U.K. rates. In addition, effective for tax periods beginning on April 1, 2014, the United Kingdom tax rate was reduced from 23% to 21%. A further enacted decrease in the tax rate to 20% took effect on April 1, 2015. The rate is scheduled to further reduce to 19% effective April 1, 2017. These changes in rate will affect the tax provision with regard to the tax attributes of Photo Therapeutics Limited, the United Kingdom subsidiary.

Unrecognized Tax Benefits. The Company is subject to income taxation in the U.S., Israel, the U.K., Brazil, Colombia, Hong Kong, India and The Republic of Korea. Unrecognized tax benefits reflect the difference between positions taken or expected to be taken on income tax returns and the amounts recognized in the financial statements. Resolution of the related tax positions through negotiations with the relevant tax authorities or through litigation could take years to complete. It is difficult predict the timing of resolution for tax positions since such timing is not entirely within the control of the Company. It is reasonably possible that the total amount of unrecognized tax benefits could increase in the next 12 months. Additionally, a decrease in the amount of $375 is expected with the lapse of a statute of limitations.

The increase during 2015 relates to a decision in 2015 to file certain income tax returns for 2014 based on functional currency rather than local currency. Since the 2014 tax provision was calculated based on filing tax returns in local currency, the increase in unrecognized tax benefits reported below was materially offset by a reduction in the 2014 amount reported as taxes payable. The tax differential was reported in 2015 tax expense.

The Company and its subsidiaries file income tax returns in all of the countries listed above.

In 2012, Management conducted an analysis of the facts and law surrounding the then existing income tax uncertainties, and found that such liability as may have arisen was of a much lesser magnitude and is able to be extinguished by loss carryforwards and carrybacks,

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance December 31, 2013	644
Additions/ Settlements due 2014	-
Balance at December 31, 2014	644
Additions / Settlements due 2015	1,277
Balance at December 31, 2015	1,921
Additions / Settlements due 2016	-
Balance at December 31, 2016	$1,921

Income Taxes

Note 13

Income Taxes:

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the consolidated financial statements if such positions are more likely than not of being sustained.

For the years ended December 31, 2016, and 2015, the following table summarizes the components of income before income taxes from continuing operations and the provision for income taxes:

	Year Ended December 31,
	2016	2015
Income (loss) before income tax:
U.S.	$(14,578)	$(29,667)
Israel	1,942	1,839
UK	180	(13,161)
Other Foreign	79	(638)
Income (loss) before income taxes	$(12,377)	$(41,627)

Income tax expense (benefit):
United States - Federal tax:
Current	$-	$(3,220)
Deferred	-	272

United States - State tax:
Current	-	9
Deferred:	-	(105)

Israel:
Current	241	552
Deferred	464	21

UK:
Current	-	-
Deferred	-	700

Other foreign:
Current	-	-
Deferred:	-	(23)

Income tax expense (benefit)	$705	$(1,794)

For the years ended December 31, 2016 and 2015, the following table reconciles the federal statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2016	2015
Federal Tax rate	34%	34%

Federal tax expense (benefit) at 34%	$(4,208)	$(14,154)
State and local income tax, net of Federal benefit	(476)	(421)
Foreign rate differential	(173)	(454)
Increase in taxes from permanent differences instock-based compensation	508	489
Increase in taxes from permanent difference in Intangible asset impairment	-	3,779
US taxation of foreign earnings – Subpart F	-	7,610
Return to provision and other adjustments	-	269
Impact of deferred tax adjustments	-	2,852
Foreign tax credits	-	(5,079)
Tax on foreign exchange	-	-
Tax on undistributed earnings	-	(2,816)
Change in valuation allowance	5,036	5,893
Other, net	18	238

Income tax expense (benefit)	$705	$(1,794)

As of December 31, 2016, the Company had approximately $78 million of Federal net operating loss carryforwards in the United States. Other tax attributes in the United States and their approximate amounts include: State NOLs - $45.4 million; foreign tax credits - $12.1 million which will begin to expire in 2024; and, AMT tax credits – $0.1 million that do not expire. A 100% valuation allowance has been recorded against these tax attributes and the net deferred tax assets of the U.S. group of companies. The net deferred tax assets – liabilities of the U.S. companies is reduced to zero (0). Based on current operating conditions and the availability of projected future sources of taxable income, the Company determined that it was not more likely than not that the net deferred tax assets of the U.S. companies would be realized in the future. The Federal NOLs expire generally from 2022 to 2030. The State NOLs expire generally from 2017 to 2034.

After conversion to U.S. dollars, Photo Therapeutics Limited had approximately $9.5 million of net operating loss carryforwards in the U.K. A 100% valuation allowance has been applied against these loss carryforwards. Additionally, NOLs have been recorded in Brazil, Colombia, India, and Korea. The Brazilian NOL is approximately $1.8 million. The NOLs of the other companies are less than $0.3 million. All these NOLs have a 100% valuation allowance recorded.

The following table summarizes the components of deferred income tax assets and (liabilities):

	December 31,
	2016	2015

Loss carryforwards	$30,770	$22,640
AMT credits	112	112
Foreign tax credits	12,308	12,308
Accrued employment expenses	2,652	2,290
Amortization and write-offs	1,299	1,282
Capitalized R&D costs	1,342	1,951
Deferred revenues	6,263	6,262
Depreciation	1,224	1,216
Doubtful accounts	225	4,838
Inventory reserves	459	413
Tax on undistributed earnings	(517)	(517)
Other accruals and reserves	602	642
Return allowances	456	1,928

Gross deferred tax asset	57,195	55,365

Less: valuation allowance	(57,195)	(54,901)

Net deferred tax asset	$-	$464

Among current assets	$-	$470
Among other non-current liabilities	-	(6)

PhotoMedex files corporate income tax returns in the United States, both in the Federal jurisdiction and in various State jurisdictions. The Company is subject to Federal income tax examination for calendar years 2013 through 2016 and is also generally subject to various State income tax examinations for calendar years 2013 through 2016. Photo Therapeutics Limited files in the United Kingdom. Radiancy (Israel) Limited files in Israel. The Israeli subsidiary is subject to tax examination for calendar years 2012 through 2016.

The Israeli subsidiary is entitled to reduced tax rates regarding income that is subject to tax pursuant to the “approved enterprise” until end of year 2012 and “preferred enterprise” from year 2013. Other income is subject to the regular corporate income tax rate. For the year 2015 and 2016 all income in Israel was taxed at the regular corporate income tax rate.

Change in Israel rates. Effective for tax periods beginning 1 January 2014, the standard corporate income tax rate was increased from 25% to 26.5%. On January 4, 2016, the plenary Knesset passed the Law for Amendment of the Income Tax Ordinance No. 216 which provides, inter alia, for a reduction of the Companies Tax rate commencing from 2016 and thereafter by the rate of 1.5% such that the rate will be 25%.

Change in U.K. rates. In addition, effective for tax periods beginning on April 1, 2014, the United Kingdom tax rate was reduced from 23% to 21%. A further enacted decrease in the tax rate to 20% took effect on April 1, 2015. The rate is scheduled to further reduce to 19% effective April 1, 2017. These changes in rate will affect the tax provision with regard to the tax attributes of Photo Therapeutics Limited, the United Kingdom subsidiary.

Unrecognized Tax Benefits. The Company is subject to income taxation in the U.S., Israel, the U.K., Brazil, Colombia, Hong Kong, India and The Republic of Korea. Unrecognized tax benefits reflect the difference between positions taken or expected to be taken on income tax returns and the amounts recognized in the financial statements. Resolution of the related tax positions through negotiations with the relevant tax authorities or through litigation could take years to complete. It is difficult predict the timing of resolution for tax positions since such timing is not entirely within the control of the Company. It is reasonably possible that the total amount of unrecognized tax benefits could increase in the next 12 months. Additionally, a decrease in the amount of $375 is expected with the lapse of a statute of limitations.

The increase during 2015 relates to a decision in 2015 to file certain income tax returns for 2014 based on functional currency rather than local currency. Since the 2014 tax provision was calculated based on filing tax returns in local currency, the increase in unrecognized tax benefits reported below was materially offset by a reduction in the 2014 amount reported as taxes payable. The tax differential was reported in 2015 tax expense.

The Company and its subsidiaries file income tax returns in all of the countries listed above.

In 2012, Management conducted an analysis of the facts and law surrounding the then existing income tax uncertainties, and found that such liability as may have arisen was of a much lesser magnitude and is able to be extinguished by loss carryforwards and carrybacks,

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance December 31, 2013	644
Additions/ Settlements due 2014	-
Balance at December 31, 2014	644
Additions / Settlements due 2015	1,277
Balance at December 31, 2015	1,921
Additions / Settlements due 2016	-
Balance at December 31, 2016	$1,921